Other Related Party Transactions (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Less: allowance for doubtful accounts	$ 763,984	$ 185,821	$ 207,028
Total	2,372,996	1,715,130	1,622,519
Tianjin Zhiyuan Investment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Less: allowance for doubtful accounts	(263,666)
Total	$ 2,636,662	$ 1,715,130	$ 1,622,519